Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitment Type [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 43
Operating Leases, Future Minimum Payments, Due in Two Years	36
Operating Leases, Future Minimum Payments, Due in Three Years	28
Operating Leases, Future Minimum Payments, Due in Four Years	26
Operating Leases, Future Minimum Payments, Due in Five Years	10
Operating Leases, Future Minimum Payments, Due Thereafter	24
Operating Leases, Future Minimum Payments Due, Total	167
Total Commitment, Due in Next Twelve Months	1,233
Total Commitment, Due in Second Year	999
Total Commitment, Due in Third Year	936
Total Commitment, Due in Fourth Year	873
Total Commitment, Due in Fifth Year	699
Total Commitment, Due Thereafter	3,245
Total Commitment	7,985
Transportation And Processing Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	878
Other Commitment, Due in Second Year	825
Other Commitment, Due in Third Year	815
Other Commitment, Due in Fourth Year	800
Other Commitment, Due in Fifth Year	673
Other Commitment, Due after Fifth Year	3,204
Other Commitment, Total	7,195
Drilling And Field Services Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	312
Other Commitment, Due in Second Year	138
Other Commitment, Due in Third Year	93
Other Commitment, Due in Fourth Year	47
Other Commitment, Due in Fifth Year	16
Other Commitment, Due after Fifth Year	17
Other Commitment, Total	$ 623